Share-based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 £ / shares shares	Mar. 31, 2021 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense | $	$ 6,357	$ 7,022	$ 6,317
Vesting period	4 years
Price per share | £ / shares				£ 92,451.851
Shares cancelled	389,854
Unrecognized compensation costs related to unvested employee shares outstanding | $	$ 2,600	$ 6,100
Weighted-average period	1 year 2 months 12 days	1 year 9 months 18 days
Weighted average grant-date fair value of share options granted | $ / shares	$ 0.81	$ 2.02
Unrecognized compensation cost related to share options outstanding | $	$ 4,800
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average period	2 years 2 months 12 days
Deferred Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Deferred share repurchased		1		1,509,384
Stock repurchase price per share | £ / shares				£ 0.01
Number of outstanding shares cancelled				109,058
Price per share | $ / shares
Vesting on First Anniversary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage	25.00%
2021 Share Omnibus Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares reserved for future issuance					2,572,558
Increase of reserved shares, percent of common stock outstanding			4.00%
Ordinary shares issued	5,834,006
Shares available for future grant	1,141,189
2021 Employee Share Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase of reserved shares, percent of common stock outstanding			1.00%
Shares available for future grant			467,738
Ordinary shares authorized for issuance	877,065		467,738
Percentage of fair market value of ADSs on offering date or exercise date at which employees have opportunity to purchase ordinary shares or ADSs.			85.00%
Compensation expense | $	$ 300
2021 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Employee share purchase plan terms	There is no minimum service condition on the Partnership Shares, and the participants can sell/transfer the shares after their acquisition from the market. There is a minimum service condition for the Free and Matching Shares that requires the participants to provide continuing service for at least 36 months from the date of grant. If the participants are no longer with the Company or its subsidiaries before the completion of 36 months' service (with the relevant date determined as the last day of employment), the Free and Matching Shares generally will be 100% forfeited and available for future issuance.
Percentage of shares forfeited and available for future issuance if minimum service conditions are not fulfilled		100.00%
SIP shares issued under ESPP, including SIP shares	394,563
Employee stock purchase program, number of shares reserved and available to grant	231,972
Shares cancelled	174,595	6,036